RISK MANAGEMENT - Maximum exposure to credit risk - Other financial instruments (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Instruments
RISK MANAGEMENT
Maximum exposure	$ 30,404,102	$ 30,685,486
Collateral (held) pledged	(1,214,779)	(2,530,079)
Net exposure	29,189,323	28,155,407
Debt instruments
RISK MANAGEMENT
Maximum exposure	28,833,828	29,003,922
Collateral (held) pledged	(1,214,692)	(2,529,943)
Net exposure	27,619,136	26,473,979
Derivatives
RISK MANAGEMENT
Maximum exposure	1,090,121	1,093,357
Collateral (held) pledged	(87)	(136)
Net exposure	1,090,034	1,093,221
Equity securities
RISK MANAGEMENT
Maximum exposure	480,153	588,207
Net exposure	$ 480,153	$ 588,207